CONSULTING AGREEMENTS (Details Narrative) - CAD	Jul. 10, 2017	Sep. 11, 2017	Aug. 18, 2017	May 19, 2017	May 15, 2017	May 10, 2017	May 01, 2017	Apr. 21, 2017
Unrelated Party [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Convertible promissory notes		CAD 133,965	CAD 97,905	CAD 47,215	CAD 40,623	CAD 40,923	CAD 103,073	CAD 66,100
Consulting Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Common stock shares issue	250,000
Common stock fair value	CAD 21,895
Consulting Agreement [Member] | Unrelated Party [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Convertible promissory notes	CAD 37,692
Consulting Agreement [Member] | Unrelated Party [Member] | Business strategy and compliance services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term of agreement	3 months
Common stock shares issued for services to be rendered, shares	250,000
Common stock shares issued for services to be rendered, value	CAD 21,895
Consulting Agreement [Member] | Unrelated Party [Member] | Advertising services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term of agreement	1 year
Convertible promissory notes	CAD 37,692
Consideration payble under agreement description	The Company agreed to issue a Convertible Promissory Note in the amount of US$30,000 ($37,692) and pay the Consultant 10% of all investment monies received by the Company as a result of the Consultant’s efforts